FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03171

Value line U.S. Government Securities Fund, Inc.
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  (Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
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  (Address of principal executive offices)

David Henigson
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  (Name and address of agent for service)


Registrant's telephone number, including area code: 212-907-1500

Date of Fiscal year-end: 8/31


Date of reporting period: 7/1/2005 - 6/30/2006

Item 1. Proxy Voting Record


There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2005 through June 30, 2006 with respect to which the registrant was entitled to vote.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




Value line U.S. Government Securities Fund, Inc.
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       (Registrant)


By /s/ David T. Henigson
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       David T. Henigson, Vice President and Secretary/Treasurer
       (Signature & Title)


Date August 23, 2006